Financial Assets and Liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 70,385	$ 37,763	$ 59,539	$ 45,761
Trade & other receivables	3,508	50,366
Financial assets at fair value through other comprehensive income	2,601	2,321
Other non-current assets	3,331	3,361
Financial assets, Total	79,825	93,811
Trade and other payables	18,551	18,921
Borrowings	79,577	59,397
Contingent considerations	44,898	42,070
Financial liabilities, Total	143,026	120,388
Liabilities at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	18,551	18,921
Borrowings	79,577	59,397
Financial liabilities, Total	98,128	78,318
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent considerations	44,898	42,070
Financial liabilities, Total	44,898	42,070
Assets at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	70,385	37,763
Trade & other receivables	3,508	50,366
Other non-current assets	3,331	3,361
Financial assets, Total	77,224	91,490
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	2,601	2,321
Financial assets, Total	$ 2,601	$ 2,321